INVESTMENT IN BELLISSIMA SPIRITS LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INVESTMENT IN BELLISSIMA SPIRITS LLC
NOTE 5. INVESTMENT IN BELLISSIMA SPIRITS LLC

On December 13, 2016, Iconic entered into a Securities Purchase Agreement with Bellissima Spirits LLC (“Bellissima”) and Bellissima’s members under which Iconic acquired a 51% majority interest in Bellissima in exchange for the issuance of a total of 10 shares of newly designated Iconic Series D Convertible Preferred Stock. Each share of Iconic Series D Convertible Preferred Stock was convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion.

Prior to December 13, 2016, Bellissima was controlled by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic.

On December 13, 2016, Iconic entered into a Securities Purchase Agreement with Bellissima Spirits LLC (“Bellissima”) and Bellissima’s members under which Iconic acquired a 51% majority interest in Bellissima in exchange for the issuance of a total of 10 shares of newly designated Iconic Series D Convertible Preferred Stock. Each share of Iconic Series D Convertible Preferred Stock was convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion.

Prior to December 13, 2016, Bellissima was controlled by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic.